Income Taxes - Summary of Temporary Differences of Unused Tax Losses and Unused Tax Credits of Unrecognized Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary difference	¥ 709,204	¥ 250,670
Carryforwards of tax losses	518,385	379,566
Carryforwards of tax credit	46,306	34,800
Total	¥ 1,273,894	¥ 665,037